SUBSEQUENT EVENTS (Details) - Total for all business combinations containerUnit in Millions, $ in Billions	Jul. 01, 2025 USD ($) containerUnit feet	Jul. 31, 2025 USD ($)
Colonial Enterprises
Disclosure of non-adjusting events after reporting period [line items]
Total consideration		$ 0.5
Colonial Consortium
Disclosure of non-adjusting events after reporting period [line items]
Total consideration		$ 3.4
Percentage of voting equity interests acquired		15.00%
Global International Container LLC
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 1.1
Number of container units | containerUnit	0.5
Length of container | feet	20